Deferred tax - Attributable to tax jurisdictions (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits
Net deferred tax liabilities	R (11,215)	R 19,023	R 21,812
South Africa
Disclosure of temporary difference, unused tax losses and unused tax credits
Net deferred tax liabilities	13,972	25,065
US
Disclosure of temporary difference, unused tax losses and unused tax credits
Net deferred tax liabilities	(22,865)	(4,998)
Germany
Disclosure of temporary difference, unused tax losses and unused tax credits
Net deferred tax liabilities	(1,651)	(550)
Mozambique
Disclosure of temporary difference, unused tax losses and unused tax credits
Net deferred tax liabilities	699	559
Other Country
Disclosure of temporary difference, unused tax losses and unused tax credits
Net deferred tax liabilities	R (1,370)	R (1,053)